COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

On January 29, 2024, the Company was included in the SEC Form F-4 filed by Brüush Oral Care, Inc. (Bruush) to register the intent of the parties to merge into a new public company, per the signed Merger Agreement of December 15, 2024. Bruush failed to remedy several deficiencies cited by Nasdaq in a timely manner, and was officially de-listed from the Nasdaq exchange on or about June 28, 2024. As a direct consequence of the delisting of Bruush shares, the merger was terminated. The terms of the merger included a termination fee of $250,000 in the event either party caused the termination. The Company assessed the collection of the termination fee as not probable, thus a receivable has not been recorded.

On March 21, 2025, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with an investor. Under the Securities Purchase Agreement, the investor agrees to purchase an amount of up to $40,000,000 in pre-paid purchases of the Company’s common stock, $0.0002 par value per share. The original principal amount is a $4,330,000 pre-paid purchase with a $4,000,000 initial purchase price and $320,000 original issue discount. In addition, the Company agrees to pay $10,000 to cover the investor’s transaction expenses, along with 62,500 shares of common stock issued as a commitment fee at closing.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

11.	COMMITMENTS AND CONTINGENCIES (Continued)

Lease Obligation

Effective April 1, 2024, the Company expanded its leased office space. The new term is nine months, and thereafter a month-to-month lease which can be canceled with a 90-day written notice and agreement to suitable terms by both parties. Under this lease, base rent is $3,600 per month. The Company is required to pay insurance, listing the property owner as an additional insured, and normal maintenance costs for certain of this leased property. Additionally, the Company rents a warehouse from an officer and shareholder for $2,250 per month on a month-to-month basis.

Under FASB ASU No. 2016-02, Topic 842, Leases, allows companies to elect certain policies for short-term leases. To qualify as a short-term lease, a lease must have an initial term of 12 months or less and not include renewal options or a purchase option that the lessee is reasonably certain to exercise.

Litigation

From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims. In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters.

The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products, when used for their intended purposes, infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each particular claim. On February 7, 2024, the Company entered into a settlement agreement to resolve a long-standing dispute. The settlement relates to a case brought against the Company’s CEO in 2020, prior to the formation of the Company, by a contractor hired to perform certain services for the Company. As a result of the agreement, a payment of $18,500 was made in exchange for full settlement and mutual release of all claims in the matter.